JPMorgan Fundamental Data Science Small Core ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.2%
Aerospace & Defense — 0.6%
AeroVironment, Inc. *	67	7,986
V2X, Inc. *	537	26,340
		34,326
Automobile Components — 1.6%
LCI Industries	454	39,693
Modine Manufacturing Co. *	289	22,181
Visteon Corp. *	454	35,239
		97,113
Banks — 11.2%
Amalgamated Financial Corp.	526	15,123
BancFirst Corp.	212	23,292
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	667	25,960
BankUnited, Inc.	1,462	50,351
Business First Bancshares, Inc.	423	10,300
Byline Bancorp, Inc.	393	10,281
Camden National Corp.	774	31,324
City Holding Co.	381	44,756
Enterprise Financial Services Corp.	474	25,473
First Busey Corp.	1,899	41,018
First Financial Bancorp	2,039	50,934
First Interstate BancSystem, Inc., Class A	1,778	50,940
First Merchants Corp.	1,293	52,289
Heritage Commerce Corp.	2,726	25,952
OceanFirst Financial Corp.	1,213	20,633
Old Second Bancorp, Inc.	964	16,041
Pathward Financial, Inc.	258	18,821
QCR Holdings, Inc.	394	28,100
Simmons First National Corp., Class A	1,482	30,425
TriCo Bancshares	1,133	45,286
WSFS Financial Corp.	1,025	53,167
		670,466
Biotechnology — 8.5%
Agios Pharmaceuticals, Inc. *	732	21,448
Akero Therapeutics, Inc. *	522	21,130
Allogene Therapeutics, Inc. * (a)	1,873	2,734
Amicus Therapeutics, Inc. *	3,734	30,478
Arrowhead Pharmaceuticals, Inc. *	266	3,389
Biohaven Ltd. *	836	20,097
Blueprint Medicines Corp. *	621	54,965
Cytokinetics, Inc. *	220	8,842
Disc Medicine, Inc. *	159	7,893
Halozyme Therapeutics, Inc. *	1,228	78,359
Insmed, Inc. *	803	61,261
iTeos Therapeutics, Inc. *	1,360	8,119
Mirum Pharmaceuticals, Inc. *	418	18,831
Nkarta, Inc. *	1,317	2,423

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Protagonist Therapeutics, Inc. *	685	33,127
REGENXBIO, Inc. *	2,336	16,702
Relay Therapeutics, Inc. *	3,663	9,597
Replimune Group, Inc. *	685	6,679
Revolution Medicines, Inc. *	743	26,272
TG Therapeutics, Inc. *	218	8,596
Twist Bioscience Corp. *	888	34,863
Tyra Biosciences, Inc. *	313	2,911
Vaxcyte, Inc. *	677	25,563
Viking Therapeutics, Inc. *	247	5,965
		510,244
Broadline Retail — 0.3%
Savers Value Village, Inc. * (a)	2,763	19,065
Building Products — 1.6%
AZZ, Inc.	661	55,266
Griffon Corp.	562	40,183
		95,449
Capital Markets — 3.2%
Acadian Asset Management, Inc.	282	7,293
Donnelley Financial Solutions, Inc. *	764	33,394
Hamilton Lane, Inc., Class A	575	85,485
Moelis & Co., Class A	368	21,476
Virtus Investment Partners, Inc.	241	41,539
		189,187
Chemicals — 2.8%
Balchem Corp.	253	41,998
Hawkins, Inc.	296	31,352
Innospec, Inc.	430	40,742
Orion SA (Germany)	689	8,909
Perimeter Solutions, Inc. *	3,693	37,189
Quaker Chemical Corp.	52	6,428
		166,618
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	888	42,056
Driven Brands Holdings, Inc. *	3,416	58,550
		100,606
Construction & Engineering — 0.9%
MYR Group, Inc. *	226	25,559
Primoris Services Corp.	513	29,451
		55,010
Consumer Finance — 0.8%
Enova International, Inc. *	341	32,927
Upstart Holdings, Inc. *	336	15,466
		48,393

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.8%
Chefs' Warehouse, Inc. (The) *	1,075	58,545
Sprouts Farmers Market, Inc. *	321	48,997
		107,542
Containers & Packaging — 0.8%
Pactiv Evergreen, Inc.	2,705	48,717
Diversified Consumer Services — 0.2%
OneSpaWorld Holdings Ltd. (Bahamas)	731	12,273
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	819	26,732
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A *	900	11,790
Iridium Communications, Inc.	457	12,485
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	14,855
		39,130
Electric Utilities — 0.7%
Portland General Electric Co.	963	42,950
Electrical Equipment — 1.4%
Bloom Energy Corp., Class A *	1,785	35,093
Shoals Technologies Group, Inc., Class A *	2,489	8,264
Thermon Group Holdings, Inc. *	371	10,332
Vicor Corp. *	667	31,202
		84,891
Electronic Equipment, Instruments & Components — 3.7%
Badger Meter, Inc.	119	22,640
Fabrinet (Thailand) *	228	45,032
Knowles Corp. *	2,496	37,939
Plexus Corp. *	220	28,189
ScanSource, Inc. *	694	23,603
TTM Technologies, Inc. *	2,222	45,573
Vishay Intertechnology, Inc.	1,183	18,810
		221,786
Energy Equipment & Services — 3.2%
Aris Water Solutions, Inc., Class A	1,129	36,173
Cactus, Inc., Class A	726	33,273
ChampionX Corp.	2,577	76,795
Liberty Energy, Inc.	1,170	18,521
Noble Corp. plc	596	14,125
Select Water Solutions, Inc.	1,252	13,146
		192,033
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A *	854	7,558
Financial Services — 2.3%
Enact Holdings, Inc.	728	25,298
Jackson Financial, Inc., Class A	242	20,275

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mr. Cooper Group, Inc. *	95	11,362
Radian Group, Inc.	1,533	50,696
Remitly Global, Inc. *	1,339	27,851
		135,482
Food Products — 1.1%
Dole plc	1,020	14,739
Utz Brands, Inc.	2,782	39,170
Vital Farms, Inc. *	453	13,803
		67,712
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	412	52,913
ONE Gas, Inc.	333	25,172
		78,085
Ground Transportation — 0.4%
Marten Transport Ltd.	1,701	23,338
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings, Inc. *	972	9,856
AtriCure, Inc. *	464	14,969
CVRx, Inc. *	792	9,686
ICU Medical, Inc. *	344	47,768
Inmode Ltd. *	1,806	32,039
Inogen, Inc. *	1,118	7,971
iRhythm Technologies, Inc. *	458	47,944
LivaNova plc *	267	10,488
Omnicell, Inc. *	164	5,733
PROCEPT BioRobotics Corp. *	336	19,575
Utah Medical Products, Inc.	256	14,346
		220,375
Health Care Providers & Services — 1.7%
Concentra Group Holdings Parent, Inc.	1,739	37,736
HealthEquity, Inc. *	503	44,450
Hims & Hers Health, Inc. *	510	15,071
PACS Group, Inc. *	314	3,529
		100,786
Health Care REITs — 0.5%
CareTrust REIT, Inc.	1,086	31,038
Health Care Technology — 0.4%
Evolent Health, Inc., Class A *	1,653	15,654
Health Catalyst, Inc. *	1,629	7,379
		23,033
Hotel & Resort REITs — 1.8%
RLJ Lodging Trust	1,378	10,872
Ryman Hospitality Properties, Inc.	722	66,020

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — continued
Sunstone Hotel Investors, Inc.	2,308	21,718
Xenia Hotels & Resorts, Inc.	814	9,573
		108,183
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc. *	800	7,936
Bloomin' Brands, Inc.	769	5,514
First Watch Restaurant Group, Inc. *	677	11,272
Hilton Grand Vacations, Inc. *	393	14,702
Life Time Group Holdings, Inc. *	2,472	74,654
Monarch Casino & Resort, Inc.	640	49,760
		163,838
Household Durables — 1.2%
M/I Homes, Inc. *	349	39,849
Sonos, Inc. *	2,869	30,612
		70,461
Industrial REITs — 0.3%
Plymouth Industrial REIT, Inc.	1,164	18,973
Insurance — 1.1%
Oscar Health, Inc., Class A *	1,730	22,680
Palomar Holdings, Inc. *	108	14,805
Safety Insurance Group, Inc.	329	25,951
		63,436
Interactive Media & Services — 0.7%
Cargurus, Inc. *	685	19,954
IAC, Inc. *	435	19,984
		39,938
IT Services — 0.7%
DigitalOcean Holdings, Inc. *	940	31,386
Unisys Corp. *	2,096	9,621
		41,007
Life Sciences Tools & Services — 0.4%
Azenta, Inc. *	393	13,613
CryoPort, Inc. *	713	4,335
Maravai LifeSciences Holdings, Inc., Class A *	3,170	7,006
		24,954
Machinery — 4.5%
Atmus Filtration Technologies, Inc.	1,401	51,459
Blue Bird Corp. *	270	8,740
Douglas Dynamics, Inc.	963	22,370
Hillman Solutions Corp. *	4,163	36,593
Kadant, Inc.	97	32,680
Mueller Industries, Inc.	960	73,094
Watts Water Technologies, Inc., Class A	215	43,843
		268,779

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.9%
John Wiley & Sons, Inc., Class A	818	36,450
Magnite, Inc. *	1,084	12,368
Thryv Holdings, Inc. *	587	7,520
		56,338
Metals & Mining — 0.2%
Warrior Met Coal, Inc.	195	9,305
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	1,820	20,766
Multi-Utilities — 0.5%
Unitil Corp.	511	29,480
Office REITs — 0.6%
COPT Defense Properties	1,235	33,678
Oil, Gas & Consumable Fuels — 2.2%
CNX Resources Corp. *	1,337	42,089
Core Natural Resources, Inc.	114	8,789
International Seaways, Inc.	316	10,491
Peabody Energy Corp.	374	5,068
SM Energy Co.	1,721	51,544
Teekay Tankers Ltd., Class A (Canada)	314	12,017
		129,998
Passenger Airlines — 0.4%
SkyWest, Inc. *	267	23,328
Personal Care Products — 0.6%
Edgewell Personal Care Co.	1,206	37,639
Pharmaceuticals — 0.3%
Arvinas, Inc. *	1,277	8,964
Axsome Therapeutics, Inc. *	87	10,147
		19,111
Professional Services — 2.3%
Barrett Business Services, Inc.	379	15,596
Conduent, Inc. *	2,896	7,819
ExlService Holdings, Inc. *	1,525	71,995
First Advantage Corp. *	1,851	26,081
IBEX Holdings Ltd. *	627	15,267
		136,758
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc *	2,540	25,959
Residential REITs — 0.4%
Centerspace	394	25,512
Retail REITs — 0.9%
Kite Realty Group Trust	2,367	52,950
Semiconductors & Semiconductor Equipment — 2.8%
Cohu, Inc. *	51	750

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Credo Technology Group Holding Ltd. *	842	33,815
Penguin Solutions, Inc. *	606	10,526
Power Integrations, Inc.	640	32,320
Rambus, Inc. *	1,085	56,176
Semtech Corp. *	177	6,089
Synaptics, Inc. *	444	28,292
		167,968
Software — 4.9%
AvePoint, Inc. *	1,479	21,357
BlackLine, Inc. *	961	46,532
Clear Secure, Inc., Class A	920	23,837
Clearwater Analytics Holdings, Inc., Class A *	1,079	28,917
Core Scientific, Inc. *	1,356	9,817
Freshworks, Inc., Class A *	3,646	51,445
LiveRamp Holdings, Inc. *	422	11,031
MARA Holdings, Inc. * (a)	534	6,141
Ooma, Inc. *	807	10,564
Qualys, Inc. *	356	44,831
Vertex, Inc., Class A *	483	16,910
Workiva, Inc. *	183	13,891
Zeta Global Holdings Corp., Class A *	612	8,299
		293,572
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A *	196	14,969
Arhaus, Inc. *	1,815	15,790
Group 1 Automotive, Inc.	130	49,653
Warby Parker, Inc., Class A *	785	14,311
		94,723
Textiles, Apparel & Luxury Goods — 1.2%
Kontoor Brands, Inc.	646	41,428
Steven Madden Ltd.	1,249	33,273
		74,701
Trading Companies & Distributors — 3.7%
Applied Industrial Technologies, Inc.	177	39,885
Beacon Roofing Supply, Inc. *	501	61,974
DNOW, Inc. *	1,391	23,758
FTAI Aviation Ltd.	135	14,989
McGrath RentCorp	330	36,762
Rush Enterprises, Inc., Class A	855	45,666
		223,034
Total Common Stocks (Cost $5,904,308)		5,704,327

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.7%
Investment Companies — 4.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c) (Cost $264,313)	264,313	264,313
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $19,657)	19,657	19,657
Total Short-Term Investments (Cost $283,970)		283,970
Total Investments — 99.9% (Cost $6,188,278)		5,988,297
Other Assets in Excess of Liabilities — 0.1%		5,299
NET ASSETS — 100.0%		5,993,596

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $18,333.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	25	06/20/2025	USD	253,375	(4,276)

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,988,297	$—	$—	$5,988,297
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,276)	$—	$—	$(4,276)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)	$—	$202,611	$182,954	$—	$—	$19,657	19,657	$674	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c)	—	31,199	31,199	—	—	—	—	50	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c)	—	535,990	271,677	—	—	264,313	264,313	7,353	—
Total	$—	$769,800	$485,830	$—	$—	$283,970		$8,077	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.